PHOENIX PORTFOLIOS
                           PHOENIX MARKET NEUTRAL FUND

   Supplement dated January 9, 2006 to the Prospectus dated February 28, 2005


IMPORTANT NOTICE TO INVESTORS


The following hereby replaces footnote (a) to the fund expense table on page 5 of the current prospectus:

(a) Total Annual Fund Operating Expenses, excluding dividends on short sales, were 2.21% for Class A Shares, 2.91% for Class B Shares and 2.91% for Class C Shares.


The following Example tables correct computational errors in the fund's Example tables on page 6 of the current prospectus.

The first Example table on page 6 is hereby replaced with the following:
-------------------------------------------------------------------------------
    CLASS           1 YEAR          3 YEARS         5 YEARS        10 YEARS
-------------- ---------------- --------------- --------------- ---------------
Class A              $900           $1,565          $2,252          $4,065
-------------- ---------------- --------------- --------------- ---------------
Class B              $814           $1,552          $2,206          $4,091
-------------- ---------------- --------------- --------------- ---------------
Class C              $539           $1,252          $2,106          $4,306
-------------------------------------------------------------------------------

The second Example table on page 6 is hereby replaced with the following:
-------------------------------------------------------------------------------
    CLASS           1 YEAR          3 YEARS         5 YEARS        10 YEARS
-------------- ---------------- --------------- --------------- ---------------
Class B              $414           $1,252          $2,106          $4,091
-------------- ---------------- --------------- --------------- ---------------
Class C              $414           $1,252          $2,106          $4,306
-------------------------------------------------------------------------------


Additionally, the paragraph following the second Example table on page 6 is hereby deleted in its entirety.

        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP1738 MNExamples (1/06)